UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07091

Dreyfus Florida Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
29	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Florida Municipal
Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Florida Municipal Money Market Fund, covering the six-month period from December 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum. We expect these developments to produce both challenges and opportunities for fixed-income investors.As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through May 31, 2007, as provided by Joseph Irace, Portfolio Manager

Market and Fund Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged between June 2006 and the end of the reporting period in a slowing economic environment.

For the six-month period ended May 31, 2007, the fund produced an annualized yield of 3.14% and, taking into account the effects of compounding, an annualized effective yield of 3.19% .1

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations of the state of Florida, its political subdivisions, authorities, and corporations, and certain other securities that provide income exempt from federal personal income tax, and Florida taxes, if any. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in Florida’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn cause us to lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity in an effort to take advantage of then-current yields. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Stabilized as U.S. Economic Growth Moderated

The reporting period began in an environment of robust economic growth and mounting inflationary pressures, which in late June 2006 prompted the Fed to implement its sixteenth consecutive increase of short-term interest rates. As a result, the overnight federal funds rate rose to 5.25% . Over the summer, however, weakness in the housing and automotive sectors contributed to a more moderate rate of U.S. economic growth. In addition, inflationary pressures appeared to subside as energy prices retreated from record highs.

Investors generally responded to these developments with expectations that a slower economy and lower inflation might prompt the Fed to begin reducing short-term interest rates in 2007.The Fed lent credence to this view when it stopped raising interest rates and held them steady as it evaluated the impact of its previous rate hikes on the economy and inflation. In its public comments, the Fed repeatedly stated that it believed inflation was likely to moderate along with economic growth. With the Fed on hold, investor sentiment vacillated between expectations of a rate cut due to the economic slowdown and anticipation that stubborn inflation would cause the Fed to remain on the sidelines longer than previously expected.

Although Florida’s tax revenues recently have declined due to a soft housing market, its fiscal condition remains sound, reflecting a balanced operating budget and ample reserves.

4

Supply-and-Demand Forces Boosted Short-Term Yields

As short-term interest rates stabilized, tax-exempt money market yields traded within a relatively narrow range. However, at times during the reporting period, variable-rate demand notes (“VRDNs”), on which yields are reset daily or weekly, provided higher yields than longer-term instruments.This relatively unusual phenomenon, known as an “inverted yield curve,” was primarily the result of supply-and-demand forces.

During times in which the yield curve was inverted, we allocated up to 90% of the fund’s assets to VRDNs, with the remainder invested in municipal notes and seasoned municipal bonds. When yield differences began to normalize, we reduced the fund’s exposure to VRDNs and increased its holdings of commercial paper with maturities in the three- to six-month range. As a result, the fund’s weighted average maturity increased during the reporting period from a slightly shorter-than-average position to one that was modestly longer than industry averages.

Fund Remains Positioned for an Unchanged Fed Policy

After its meeting in May 2007, the Fed commented that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.” These comments, together with mixed economic and inflation data, suggest to us that the Fed is unlikely to adjust short-term interest rates anytime soon.We therefore intend to maintain the fund’s longer-than-average duration position until we see evidence that the Fed is ready to alter its monetary policy one way or the other.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Florida Municipal Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 2.97
Ending value (after expenses)	$1,015.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 2.97
Ending value (after expenses)	$1,021.99

† Expenses are equal to the fund’s annualized expense ratio of .59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2007 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—103.4%	Rate (%)	Date	Amount ($)	Value ($)

Alachua County,
Revenue (North Central Florida
YMCA, Inc. Project) (LOC;
SouthTrust Bank)	3.95	6/7/07	1,630,000 [a]	1,630,000
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill Lynch)	3.87	6/7/07	3,345,000 [a,b]	3,345,000
Bay County School District,
Sales Tax Revenue (Insured; FSA)	4.55	6/1/07	100,000	100,000
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)	3.91	6/7/07	1,820,000 [a]	1,820,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.60	6/6/07	4,354,000	4,354,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.65	6/6/07	4,100,000	4,099,999
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.70	6/6/07	1,000,000	1,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American International
Group Funding Inc.)	3.92	6/7/07	14,500,000 [a]	14,500,000
Broward County Housing Finance
Authority, SFMR	4.60	8/1/07	100,000	100,114
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	10,000 [a,b]	10,000
Broward County School Board,
COP, Refunding (Master Lease
Purchase Agreement)
(Insured; AMBAC)	4.80	7/1/07	100,000	100,058

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.85	6/7/07	25,840,000 [a,b]	25,840,000
Clearwater Housing Authority,
Housing Revenue (Affordable
Housing Acquisition Program)
(Insured; FSA)	4.95	6/1/07	345,000	345,000
Collier County Industrial
Development Authority, IDR
(March Project)
(LOC; Wachovia Bank)	3.93	6/7/07	2,810,000 [a]	2,810,000
Dade County,
Resource Recovery Facility
Revenue, Refunding
(Insured; AMBAC)	5.30	10/1/07	100,000	100,503
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust Bank)	3.91	6/7/07	625,000 [a]	625,000
DeSoto County,
Capital Improvement Revenue
(Insured; MBIA)	4.00	10/1/07	250,000	250,241
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	1,735,000 [a,b]	1,735,000
Escambia County Utilities
Authority, Utility System
Revenue (Insured; FGIC)	4.25	1/1/08	100,000	100,281
Florida,
GO Notes (Department of
Transportation Right of Way
Acquisition and Bridge
Construction)	5.00	7/1/07	250,000	250,209
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	4.50	7/1/07	100,000	100,064
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/07	490,000	490,512
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/07	200,000	200,210

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.20	7/1/07	100,000	100,104
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.75	7/1/07	400,000	400,571
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes	6.00	6/1/07	200,000	200,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	4.40	6/1/07	500,000	500,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/07	100,000	100,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/07	130,000	130,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.50	6/1/07	400,000	400,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/08	150,000	151,817
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FGIC)	4.00	7/1/07	100,000	100,008
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FGIC)	5.50	7/1/07	200,000	200,240
Florida Development Finance
Corporation, IDR (Air Technology)
(LOC; Wachovia Bank)	3.93	6/7/07	2,000,000 [a]	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.93	6/7/07	2,975,000 [a]	2,975,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	3.93	6/7/07	1,330,000 [a]	1,330,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (Downey Glass
Industries, LLC Project) (LOC;
Wachovia Bank)	3.93	6/7/07	645,000 [a]	645,000
Florida Development Finance
Corporation, IDR (DSLA Realty
LC Project) (LOC; SunTrust Bank)	3.99	6/7/07	1,190,000 [a]	1,190,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates
Corporation Project)
(LOC; Wachovia Bank)	3.93	6/7/07	1,290,000 [a]	1,290,000
Florida Development Finance
Corporation, IDR (Enterprise
2650 LLC Project)
(LOC; Wachovia Bank)	3.93	6/7/07	985,000 [a]	985,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project)
(LOC; Wachovia Bank)	3.93	6/7/07	2,200,000 [a]	2,200,000
Florida Development Finance
Corporation, IDR (Florida Steel
Project) (LOC; Wachovia Bank)	3.93	6/7/07	855,000 [a]	855,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.93	6/7/07	1,910,000 [a]	1,910,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project)
LOC; Wachovia Bank)	3.93	6/7/07	1,600,000 [a]	1,600,000
Florida Development Finance
Corporation, IDR (Kelray
Real Estate Project)
(LOC; Wachovia Bank)	3.93	6/7/07	810,000 [a]	810,000
Florida Development Finance
Corporation, IDR (Octex
Corporation Project)
(LOC; Wachovia Bank)	3.93	6/7/07	150,000 [a]	150,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project)
(LOC; SunTrust Bank)	3.99	6/7/07	860,000 [a]	860,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (Retro
Elevator Corporation Project)
(LOC; Wachovia Bank)	3.93	6/7/07	745,000 [a]	745,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	3.86	6/7/07	700,000 [a]	700,000
Florida Development Finance
Corporation, IDR (Trese Inc.
Project) (LOC; Wachovia Bank)	3.93	6/7/07	880,000 [a]	880,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project)
(LOC; SunTrust Bank)	3.91	6/7/07	1,720,000 [a]	1,720,000
Florida Education System,
University System Improvement
Revenue, Refunding
(Insured; AMBAC)	5.00	7/1/07	205,000	205,183
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Insured; FNMA
and Liquidity Facility; FNMA)	3.87	6/7/07	4,080,000 [a]	4,080,000
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue	3.70	1/1/08	260,000	260,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	7,500,000	7,598,077
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.98	6/7/07	15,630,000 [a]	15,630,000
Highlands County Health Facilities
Authority, HR, Refunding
(Adventist Health
System/Sunbelt Obligated Group)	5.00	11/15/07	100,000	100,500
Hillsborough County,
Solid Waste and RRR (Putters
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	3.86	6/7/07	9,745,000 [a,b]	9,745,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Tampa International
Airport) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.88	6/7/07	1,970,000 [a,b]	1,970,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; MBIA)	5.00	10/1/07	285,000	286,202
Hillsborough County Aviation
Authority, Revenue, Refunding
(Tampa International Airport)
(Insured; MBIA)	5.00	10/1/07	1,050,000	1,054,601
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.88	6/7/07	2,600,000 [a]	2,600,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	3.88	6/7/07	4,000,000 [a]	4,000,000
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls
Inc.) (LOC; SunTrust Bank)	3.86	6/7/07	3,535,000 [a]	3,535,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.70	10/1/07	1,530,000	1,530,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.91	6/7/07	2,060,000 [a]	2,060,000
JEA,
Saint Johns River Power Park
System Revenue, Refunding	5.25	10/1/07	180,000	180,913
JEA,
Water and Sewer System
Revenue, Refunding	4.00	10/1/07	100,000	100,096

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Jupiter Island,
Utility System Revenue (South
Martin Regional Utility)
(Insured; MBIA)	4.30	10/1/07	100,000	100,179
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.75	6/12/07	3,000,000	3,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.75	6/12/07	10,000,000	10,000,000
Lake County Industrial Development
Authority, Revenue (Locklando
Door and Millwork, Inc.
Project) (LOC; Wachovia Bank)	3.88	6/7/07	3,085,000 [a]	3,085,000
Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation Inc. Project)
(LOC; SunTrust Bank)	3.86	6/7/07	1,875,000 [a]	1,875,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.87	6/7/07	5,905,000 [a]	5,905,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	1,690,000 [a,b]	1,690,000
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; Transamerica
Life and Insurance)	3.90	9/5/07	4,600,000	4,600,000
Lee County Industrial Development
Authority, Utility System
Revenue, Refunding (Bonita
Springs Utilities, Inc.
Project) (Insured; AMBAC)	4.25	11/1/07	105,000	105,038
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.86	6/7/07	1,950,000 [a]	1,950,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.93	6/7/07	2,500,000 [a]	2,500,000
Miami-Dade County,
Aviation Revenue, Refunding
(Insured; FGIC)	5.25	10/1/07	305,000	306,396
Miami-Dade County Industrial
Development Authority, IDR
(Dutton Press Inc. Project)
(LOC; SunTrust Bank)	3.86	6/7/07	1,520,000 [a]	1,520,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.98	6/7/07	1,910,000 [a]	1,910,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.88	6/7/07	2,810,000 [a]	2,810,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Company)	3.91	6/7/07	1,830,000 [a]	1,830,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	3.86	6/7/07	1,950,000 [a]	1,950,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.75	9/13/07	5,000,000	5,000,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	3.93	6/7/07	1,300,000 [a]	1,300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.88	6/7/07	220,000 [a]	220,000
Orange County School Board Leasing
Corporation, COP (Master
Lease Purchase Agreement)
(Insured; MBIA)	5.10	8/1/07	750,000	751,428

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Palm Beach County,
GO Notes, Refunding	4.60	7/1/07	100,000	100,057
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	3.93	6/7/07	2,615,000 [a]	2,615,000
Palm Beach County Housing Finance
Authority, MFHR (Azalea Place
Apartments Project) (LOC;
SunTrust Bank)	3.98	6/7/07	1,000,000 [a]	1,000,000
Pasco County Educational
Facilities Authority, Revenue
(Saint Leo University Project)
(LOC; Amsouth Bank)	3.93	6/7/07	1,090,000 [a]	1,090,000
Pensacola,
Airport Revenue (Insured; MBIA)	5.40	10/1/07	155,000	155,785
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.91	6/7/07	1,830,000 [a]	1,830,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	3.91	6/7/07	1,500,000 [a]	1,500,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.93	6/7/07	2,350,000 [a]	2,350,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wachovia Bank)	3.88	6/7/07	225,000 [a]	225,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	3.93	6/7/07	1,890,000 [a]	1,890,000
Polk County Industrial Development
Authority, IDR (Florida Treatt Inc.
Project) (LOC; Bank of America)	3.86	6/7/07	3,855,000 [a]	3,855,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project)
(LOC; Wachovia Bank)	3.88	6/7/07	2,330,000 [a]	2,330,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc. Project)	3.88	6/7/07	4,835,000 [a]	4,835,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc. Project)	3.88	6/7/07	2,030,000 [a]	2,030,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.86	6/7/07	2,030,000 [a]	2,030,000
Saint John’s County Industrial
Development Authority, Health
Facilites Revenue (Coastal
Health Care Investors, Ltd.
Project) (LOC; SunTrust Bank)	3.90	6/7/07	1,300,000 [a]	1,300,000
Saint John’s County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	4.00	6/7/07	1,130,000 [a]	1,130,000
Saint Johns County School Board
Leasing Corporation, COP
(School Board of Saint Johns
County, Florida Master Lease
Program) (Insured; MBIA)	4.00	7/1/07	1,660,000	1,660,049
Saint Lucie County,
IDR (A-1 Roof Trusses Company
Project) (LOC; SouthTrust Bank)	4.00	6/7/07	1,105,000 [a]	1,105,000
Saint Petersburg,
Utility Tax Revenue, Refunding
(Insured; AMBAC)	5.00	6/1/07	500,000	500,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project)
(LOC; Wachovia Bank)	3.88	6/7/07	460,000 [a]	460,000
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company
Project) (LOC; Wachovia Bank)	3.93	6/7/07	485,000 [a]	485,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.90	6/13/07	4,000,000	4,000,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.75	8/20/07	14,650,000	14,650,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.75	9/12/07	11,800,000	11,800,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.78	9/13/07	3,000,000	3,000,000
Tallahassee,
Energy System Revenue,
Refunding (Insured; FSA)	5.00	10/1/07	1,000,000	1,004,231
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.93	6/7/07	1,000,000 [a]	1,000,000
Tampa,
Health System Revenue
(Catholic Health East Issue)
(Insured; MBIA)	5.50	11/15/07	5,000,000	5,038,875
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of
Volusia and Flager Counties
Inc. Project) (LOC; Wachovia Bank)	3.88	6/7/07	345,000 [a]	345,000

Total Investments (cost $271,691,501)			103.4%	271,691,541

Liabilities, Less Cash and Receivables			(3.4%)	(8,872,180)

Net Assets			100.0%	262,819,361

a Securities payable on demand.Variable interest rate—subject to periodic change. b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $44,335,000 or 16.9% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	70.3
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	9.3
Not Rated [d]	Not Rated [d]	Not Rated [d]	20.4
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES May 31, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	271,691,501	271,691,541
Interest receivable		1,553,812
Prepaid expenses		21,641
		273,266,994

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		121,295
Cash overdraft due to Custodian		10,206,523
Payable for shares of Beneficial Interest redeemed		8,710
Accrued expenses		111,105
		10,447,633

Net Assets ($)		262,819,361

Composition of Net Assets ($):
Paid-in capital		262,816,502
Accumulated net realized gain (loss) on investments		2,819
Accumulated gross unrealized appreciation on investments		40

Net Assets ($)		262,819,361

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		262,816,502
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS Six Months Ended May 31, 2007 (Unaudited)
Investment Income ($):
Interest Income	5,630,122
Expenses:
Management fee—Note 2(a)	755,722
Shareholder servicing costs—Note 2(b)	43,500
Professional fees	27,219
Trustees’ fees and expenses—Note 2(c)	23,728
Registration fees	14,544
Custodian fees	12,829
Prospectus and shareholders’ reports	5,950
Miscellaneous	13,277
Total Expenses	896,769
Less—reduction in management fee
due to undertaking—Note 2(a)	(4,520)
Net Expenses	892,249
Investment Income—Net	4,737,873

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	2,819
Net unrealized appreciation (depreciation) on investments	40
Net Realized and Unrealized Gain (Loss) on Investments	2,859
Net Increase in Net Assets Resulting from Operations	4,740,732

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2007	Year Ended
	(Unaudited)	November 30, 2006

Operations ($):
Investment income—net	4,737,873	10,558,052
Net realized gain (loss) on investments	2,819	—
Net unrealized appreciation
(depreciation) on investments	40	(101)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,740,732	10,557,951

Dividends to Shareholders from ($):
Investment income—net	(4,737,873)	(10,558,052)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	591,515,462	1,559,237,599
Dividends reinvested	4,532,952	10,105,248
Cost of shares redeemed	(653,162,141)	(1,650,096,911)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(57,113,727)	(80,754,064)
Total Increase (Decrease) in Net Assets	(57,110,868)	(80,754,165)

Net Assets ($):
Beginning of Period	319,930,229	400,684,394
End of Period	262,819,361	319,930,229

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

			Five Months
Six Months Ended		Year Ended	Ended
	May 31, 2007	November 30,	November 30,		Year Ended June 30,

	(Unaudited)	2006	2005[a]	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.029	.009	.013	.005	.008	.015
Distributions:
Dividends from investment
income—net	(.016)	(.029)	(.009)	(.013)	(.005)	(.008)	(.015)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.17[b]	2.90	2.03[b]	1.26	.49	.82	1.46

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.59[b]	.59	.60[b]	.60	.61	.63	.62
Ratio of net expenses
to average net assets	.59[b]	.58	.60[b]	.59	.60	.60	.59
Ratio of net investment
income to average
net assets	3.13[b]	2.83	2.06[b]	1.27	.49	.80	1.43

Net Assets, end of period
($ X 1,000)	262,819	319,930	400,684	332,629	312,129	265,683	215,333

[a]	The fund has changed its fiscal year end from June 30 to November 30.
[b]	Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Florida Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

24

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax author-ity.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2006 were all tax exempt income. The tax character of current year distributions will be determined at the end of current fiscal year.

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken December 1, 2006 through May 31, 2007, to reduce the management fee paid by the fund, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .60% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $4,520 during the period ended May 31, 2007.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, the fund was charged $27,698 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $8,668 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consists of: management fees $114,547, chief compliance officer fees $3,748 and transfer agency per account fees $3,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on May 23, 2007, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending July 31, 2008. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a Performance Group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board, and a Performance Universe, consisting of a broader group of state tax-exempt money market funds selected by Lipper. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an Expense Group, consisting of the funds in the Performance Group, and an Expense Universe, consisting of a broader group of state tax-exempt money market funds, excluding outliers, selected by Lipper. As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund’s average annual total return ranked first out of the three funds in its Performance Group for each time period shown and in the second quintile of its Performance Universe, for the one- and two-year periods ended March 31, 2007.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, noting, among other things, that the fund’s actual management fee was the highest among the three funds in the Expense Group and the fund’s total expense ratio was the lowest of the three.The board further noted that the fund’s total expenses ranked in the second quintile of the Expense Universe (the first quintile represents funds with the lowest expenses).

Representatives of Dreyfus noted that there were no mutual funds and/or separate accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

30

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided. The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and its effect on Dreyfus’s profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s performance.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

32

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)